FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 32,808	SFr 32,808		SFr 31,816		SFr 30,634
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1	SFr 30
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		173	0
Sales, assets		(1)	(26)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	0
Balance at end of period, assets	170	170	4
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,885	8,980
Transfers in, assets		2,489	705
Transfers out, assets		(1,502)	(1,697)
Purchases, assets		4,272	8,831
Sales, assets		(4,657)	(9,435)
Issuances, assets		1,290	556
Settlements, assets		(1,625)	(838)
Gain (loss) on transfers in/out included in trading revenues, assets		169	(75)
Gain (loss) on all other activity included in trading revenues, assets		796	721
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(319)	(96)
Balance at end of period, assets	8,797	8,797	7,652
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		1,076	710
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,923	2,242
Transfers in, assets		1,654	484
Transfers out, assets		(708)	(874)
Purchases, assets		2,527	1,597
Sales, assets		(2,000)	(1,777)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		59	16
Gain (loss) on all other activity included in trading revenues, assets		(122)	50
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(135)	(27)
Balance at end of period, assets	3,198	3,198	1,711
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(19)	163
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,128	1,260
Transfers in, assets		559	384
Transfers out, assets		(564)	(568)
Purchases, assets		1,718	1,055
Sales, assets		(1,230)	(1,234)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		67	16
Gain (loss) on all other activity included in trading revenues, assets		42	6
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(78)	(18)
Balance at end of period, assets	1,642	1,642	901
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		96	158
Recurring basis | Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		198	232
Transfers in, assets		32	0
Transfers out, assets		(2)	(43)
Purchases, assets		33	68
Sales, assets		(49)	(56)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		1	3
Gain (loss) on all other activity included in trading revenues, assets		(5)	3
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(45)	(1)
Balance at end of period, assets	163	163	206
Recurring basis | Trading assets | Debt securities | Debt securities issued by foreign governments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(5)	1
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		317	432
Transfers in, assets		902	52
Transfers out, assets		(70)	(216)
Purchases, assets		557	421
Sales, assets		(525)	(379)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(4)	(1)
Gain (loss) on all other activity included in trading revenues, assets		(70)	41
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	(5)
Balance at end of period, assets	1,102	1,102	345
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(55)	0
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		197	132
Transfers in, assets		16	39
Transfers out, assets		(21)	(37)
Purchases, assets		38	57
Sales, assets		(18)	(38)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(67)	4
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	(2)
Balance at end of period, assets	142	142	155
Recurring basis | Trading assets | Equity securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		85	(1)
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,534	3,298
Transfers in, assets		719	140
Transfers out, assets		(629)	(417)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		1,290	556
Settlements, assets		(1,606)	(818)
Gain (loss) on transfers in/out included in trading revenues, assets		111	(88)
Gain (loss) on all other activity included in trading revenues, assets		834	405
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(151)	(42)
Balance at end of period, assets	4,101	4,101	3,034
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		999	507
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		554	507
Transfers in, assets		99	23
Transfers out, assets		(69)	(9)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		81	52
Settlements, assets		(49)	(42)
Gain (loss) on transfers in/out included in trading revenues, assets		(22)	2
Gain (loss) on all other activity included in trading revenues, assets		71	(6)
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(25)	(15)
Balance at end of period, assets	639	639	512
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		108	(31)
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,040	1,054
Transfers in, assets		220	48
Transfers out, assets		(240)	(333)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		345	199
Settlements, assets		(597)	(259)
Gain (loss) on transfers in/out included in trading revenues, assets		35	(84)
Gain (loss) on all other activity included in trading revenues, assets		345	133
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(81)	(6)
Balance at end of period, assets	1,067	1,067	752
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		361	289
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		879	673
Transfers in, assets		379	58
Transfers out, assets		(305)	(65)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		700	150
Settlements, assets		(771)	(360)
Gain (loss) on transfers in/out included in trading revenues, assets		100	(7)
Gain (loss) on all other activity included in trading revenues, assets		211	211
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(7)
Balance at end of period, assets	1,172	1,172	653
Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		325	140
Recurring basis | Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		152	258
Transfers in, assets		21	11
Transfers out, assets		(15)	(10)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		9	8
Settlements, assets		(24)	(9)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	0
Gain (loss) on all other activity included in trading revenues, assets		0	(30)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	(3)
Balance at end of period, assets	138	138	225
Recurring basis | Trading assets | Derivative instruments | Foreign exchange derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(5)	(17)
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		909	806
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		155	147
Settlements, assets		(165)	(148)
Gain (loss) on transfers in/out included in trading revenues, assets		0	1
Gain (loss) on all other activity included in trading revenues, assets		207	97
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(11)
Balance at end of period, assets	1,085	1,085	892
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		210	126
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,231	3,308
Transfers in, assets		100	42
Transfers out, assets		(144)	(369)
Purchases, assets		1,707	7,177
Sales, assets		(2,639)	(7,620)
Issuances, assets		0	0
Settlements, assets		(19)	(20)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(3)
Gain (loss) on all other activity included in trading revenues, assets		151	262
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(30)	(25)
Balance at end of period, assets	1,356	1,356	2,752
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		11	41
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,523	1,309
Transfers in, assets		2	48
Transfers out, assets		0	(5)
Purchases, assets		371	33
Sales, assets		(107)	(110)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		95	100
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(19)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(26)	(12)
Balance at end of period, assets	2,839	2,839	1,369
Recurring basis | Other investments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,463
Transfers in, assets		1
Transfers out, assets		0
Purchases, assets		354
Sales, assets		(19)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(11)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(5)
Balance at end of period, assets	1,765	1,765
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,052	1,067
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		17	20
Sales, assets		(88)	(88)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		106	96
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(10)
Balance at end of period, assets	1,066	1,066	1,085
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		74	98
Recurring basis | Other investments | Equity securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(35)
Recurring basis | Other investments | Other | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		38	207
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,835	4,324
Transfers in, assets		641	296
Transfers out, assets		(375)	(320)
Purchases, assets		90	19
Sales, assets		(479)	(190)
Issuances, assets		742	769
Settlements, assets		(569)	(726)
Gain (loss) on transfers in/out included in trading revenues, assets		38	8
Gain (loss) on all other activity included in trading revenues, assets		(336)	20
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(74)	(37)
Balance at end of period, assets	3,513	3,513	4,163
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(296)	30
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,401	1,949
Transfers in, assets		390	81
Transfers out, assets		(137)	(184)
Purchases, assets		45	19
Sales, assets		(282)	(118)
Issuances, assets		447	76
Settlements, assets		(173)	(198)
Gain (loss) on transfers in/out included in trading revenues, assets		3	5
Gain (loss) on all other activity included in trading revenues, assets		(194)	1
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(27)	(13)
Balance at end of period, assets	1,473	1,473	1,618
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(205)	21
Recurring basis | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,201	1,391
Transfers in, assets		44	215
Transfers out, assets		(94)	0
Purchases, assets		0	0
Sales, assets		(32)	(71)
Issuances, assets		275	185
Settlements, assets		(211)	(503)
Gain (loss) on transfers in/out included in trading revenues, assets		13	(1)
Gain (loss) on all other activity included in trading revenues, assets		(70)	15
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(26)	(4)
Balance at end of period, assets	1,100	1,100	1,227
Recurring basis | Financial institutions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			14
Recurring basis | Financial institutions | Equity securities | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(77)
Recurring basis | Governments and public institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		831	446
Transfers in, assets		15	0
Transfers out, assets		(144)	(58)
Purchases, assets		0	0
Sales, assets		(163)	(1)
Issuances, assets		3	248
Settlements, assets		(56)	(14)
Gain (loss) on transfers in/out included in trading revenues, assets		22	3
Gain (loss) on all other activity included in trading revenues, assets		(47)	(9)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(14)	(10)
Balance at end of period, assets	447	447	605
Recurring basis | Governments and public institutions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(8)	(15)
Recurring basis | Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			515
Transfers in, assets			0
Transfers out, assets			(78)
Purchases, assets			0
Sales, assets			0
Issuances, assets			260
Settlements, assets			(11)
Gain (loss) on transfers in/out included in trading revenues, assets			1
Gain (loss) on all other activity included in trading revenues, assets			10
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(10)
Balance at end of period, assets			687
Recurring basis | Real estate | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			10
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		244	163
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	9
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(31)	(7)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(3)
Balance at end of period, assets	209	209	162
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(31)	(7)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,846	1,543
Transfers in, assets		1,432	102
Transfers out, assets		(383)	(178)
Purchases, assets		2,400	938
Sales, assets		(2,260)	(808)
Issuances, assets		282	290
Settlements, assets		(543)	(178)
Gain (loss) on transfers in/out included in trading revenues, assets		16	0
Gain (loss) on all other activity included in trading revenues, assets		(60)	24
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(149)	(15)
Balance at end of period, assets	2,581	2,581	1,718
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(6)	0
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,619	1,235
Transfers in, assets		1,409	96
Transfers out, assets		(339)	(125)
Purchases, assets		2,373	903
Sales, assets		(2,259)	(805)
Issuances, assets		282	290
Settlements, assets		(543)	(178)
Gain (loss) on transfers in/out included in trading revenues, assets		(8)	1
Gain (loss) on all other activity included in trading revenues, assets		(87)	45
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(143)	(13)
Balance at end of period, assets	2,304	2,304	1,449
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(87)	10
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,334	16,349
Transfers in, assets	1,611	4,564	1,151
Transfers out, assets	(1,466)	(2,260)	(2,200)
Purchases, assets		7,306	9,830
Sales, assets		(7,504)	(10,569)
Issuances, assets		2,314	1,615
Settlements, assets		(2,737)	(1,742)
Gain (loss) on transfers in/out included in trading revenues, assets		223	(67)
Gain (loss) on all other activity included in trading revenues, assets		495	865
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		(50)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(575)	(163)
Balance at end of period, assets	18,109	18,109	15,068
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		781	940
Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)					SFr 118
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	15,694	15,694				SFr 13,492
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1	30
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		173	0
Sales, assets		(1)	(26)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	0
Balance at end of period, assets	170	170	4
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,885	8,980
Transfers in, assets		2,489	705
Transfers out, assets		(1,502)	(1,697)
Purchases, assets		4,272	8,831
Sales, assets		(4,657)	(9,435)
Issuances, assets		1,290	556
Settlements, assets		(1,625)	(838)
Gain (loss) on transfers in/out included in trading revenues, assets		169	(75)
Gain (loss) on all other activity included in trading revenues, assets		796	721
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(319)	(96)
Balance at end of period, assets	8,797	8,797	7,652
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		1,076	710
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,923	2,242
Transfers in, assets		1,654	484
Transfers out, assets		(708)	(874)
Purchases, assets		2,527	1,597
Sales, assets		(2,000)	(1,777)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		59	16
Gain (loss) on all other activity included in trading revenues, assets		(122)	50
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(135)	(27)
Balance at end of period, assets	3,198	3,198	1,711
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(19)	163
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,128	1,260
Transfers in, assets		559	384
Transfers out, assets		(564)	(568)
Purchases, assets		1,718	1,055
Sales, assets		(1,230)	(1,234)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		67	16
Gain (loss) on all other activity included in trading revenues, assets		42	6
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(78)	(18)
Balance at end of period, assets	1,642	1,642	901
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		96	158
Bank | Recurring basis | Trading assets | Debt securities | Debt securities issued by foreign governments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		198	232
Transfers in, assets		32	0
Transfers out, assets		(2)	(43)
Purchases, assets		33	68
Sales, assets		(49)	(56)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		1	3
Gain (loss) on all other activity included in trading revenues, assets		(5)	3
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(45)	(1)
Balance at end of period, assets	163	163	206
Bank | Recurring basis | Trading assets | Debt securities | Debt securities issued by foreign governments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(5)	1
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		317	432
Transfers in, assets		902	52
Transfers out, assets		(70)	(216)
Purchases, assets		557	421
Sales, assets		(525)	(379)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(4)	(1)
Gain (loss) on all other activity included in trading revenues, assets		(70)	41
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(5)	(5)
Balance at end of period, assets	1,102	1,102	345
Bank | Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(55)	0
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		197	132
Transfers in, assets		16	39
Transfers out, assets		(21)	(37)
Purchases, assets		38	57
Sales, assets		(18)	(38)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(67)	4
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	(2)
Balance at end of period, assets	142	142	155
Bank | Recurring basis | Trading assets | Equity securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		85	(1)
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,534	3,298
Transfers in, assets		719	140
Transfers out, assets		(629)	(417)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		1,290	556
Settlements, assets		(1,606)	(818)
Gain (loss) on transfers in/out included in trading revenues, assets		111	(88)
Gain (loss) on all other activity included in trading revenues, assets		834	405
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(151)	(42)
Balance at end of period, assets	4,101	4,101	3,034
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		999	507
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		554	507
Transfers in, assets		99	23
Transfers out, assets		(69)	(9)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		81	52
Settlements, assets		(49)	(42)
Gain (loss) on transfers in/out included in trading revenues, assets		(22)	2
Gain (loss) on all other activity included in trading revenues, assets		71	(6)
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(25)	(15)
Balance at end of period, assets	639	639	512
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		108	(31)
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,040	1,054
Transfers in, assets		220	48
Transfers out, assets		(240)	(333)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		345	199
Settlements, assets		(597)	(259)
Gain (loss) on transfers in/out included in trading revenues, assets		35	(84)
Gain (loss) on all other activity included in trading revenues, assets		345	133
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(81)	(6)
Balance at end of period, assets	1,067	1,067	752
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		361	289
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		879	673
Transfers in, assets		379	58
Transfers out, assets		(305)	(65)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		700	150
Settlements, assets		(771)	(360)
Gain (loss) on transfers in/out included in trading revenues, assets		100	(7)
Gain (loss) on all other activity included in trading revenues, assets		211	211
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(7)
Balance at end of period, assets	1,172	1,172	653
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		325	140
Bank | Recurring basis | Trading assets | Derivative instruments | Foreign exchange derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		152	258
Transfers in, assets		21	11
Transfers out, assets		(15)	(10)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		9	8
Settlements, assets		(24)	(9)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	0
Gain (loss) on all other activity included in trading revenues, assets		0	(30)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(3)	(3)
Balance at end of period, assets	138	138	225
Bank | Recurring basis | Trading assets | Derivative instruments | Foreign exchange derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(5)	(17)
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		909	806
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		155	147
Settlements, assets		(165)	(148)
Gain (loss) on transfers in/out included in trading revenues, assets		0	1
Gain (loss) on all other activity included in trading revenues, assets		207	97
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(11)
Balance at end of period, assets	1,085	1,085	892
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		210	126
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,231	3,308
Transfers in, assets		100	42
Transfers out, assets		(144)	(369)
Purchases, assets		1,707	7,177
Sales, assets		(2,639)	(7,620)
Issuances, assets		0	0
Settlements, assets		(19)	(20)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(3)
Gain (loss) on all other activity included in trading revenues, assets		151	262
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(30)	(25)
Balance at end of period, assets	1,356	1,356	2,752
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		11	41
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,523	1,309
Transfers in, assets		2	48
Transfers out, assets		0	(5)
Purchases, assets		371	33
Sales, assets		(107)	(110)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		95	100
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(19)	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(26)	(12)
Balance at end of period, assets	2,839	2,839	1,369
Bank | Recurring basis | Other investments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,463
Transfers in, assets		1
Transfers out, assets		0
Purchases, assets		354
Sales, assets		(19)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		(11)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		(18)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(5)
Balance at end of period, assets	1,765	1,765
Bank | Recurring basis | Other investments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(35)
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,052	1,067
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		17	20
Sales, assets		(88)	(88)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		106	96
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(21)	(10)
Balance at end of period, assets	1,066	1,066	1,085
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		74	98
Bank | Recurring basis | Other investments | Other | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		38	207
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,835	4,324
Transfers in, assets		641	296
Transfers out, assets		(375)	(320)
Purchases, assets		90	19
Sales, assets		(479)	(190)
Issuances, assets		742	769
Settlements, assets		(569)	(726)
Gain (loss) on transfers in/out included in trading revenues, assets		38	8
Gain (loss) on all other activity included in trading revenues, assets		(336)	20
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(74)	(37)
Balance at end of period, assets	3,513	3,513	4,163
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(296)
Bank | Recurring basis | Loans | Equity securities | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			30
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,402	1,949
Transfers in, assets		390	81
Transfers out, assets		(137)	(184)
Purchases, assets		45	19
Sales, assets		(282)	(118)
Issuances, assets		447	76
Settlements, assets		(173)	(198)
Gain (loss) on transfers in/out included in trading revenues, assets		3	5
Gain (loss) on all other activity included in trading revenues, assets		(194)	1
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(28)	(13)
Balance at end of period, assets	1,473	1,473	1,618
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(205)	21
Bank | Recurring basis | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,201	1,391
Transfers in, assets		44	215
Transfers out, assets		(94)	0
Purchases, assets		0	0
Sales, assets		(32)	(71)
Issuances, assets		275	185
Settlements, assets		(211)	(503)
Gain (loss) on transfers in/out included in trading revenues, assets		13	(1)
Gain (loss) on all other activity included in trading revenues, assets		(70)	15
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(26)	(4)
Balance at end of period, assets	1,100	1,100	1,227
Bank | Recurring basis | Financial institutions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(77)	14
Bank | Recurring basis | Governments and public institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		830
Transfers in, assets		15
Transfers out, assets		(144)
Purchases, assets		0
Sales, assets		(163)
Issuances, assets		3
Settlements, assets		(56)
Gain (loss) on transfers in/out included in trading revenues, assets		22
Gain (loss) on all other activity included in trading revenues, assets		(47)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(13)
Balance at end of period, assets	447	447
Bank | Recurring basis | Governments and public institutions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(8)
Bank | Recurring basis | Real estate
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			515
Transfers in, assets			0
Transfers out, assets			(78)
Purchases, assets			0
Sales, assets			0
Issuances, assets			260
Settlements, assets			(11)
Gain (loss) on transfers in/out included in trading revenues, assets			1
Gain (loss) on all other activity included in trading revenues, assets			10
Gain (loss) on transfers in/out included in other revenues, assets			0
Gain (loss) on all other activity included in other revenues, assets			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets			0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets			0
Foreign currency translation impact, assets			(10)
Balance at end of period, assets			687
Bank | Recurring basis | Real estate | Equity securities | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			10
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		244	163
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	9
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(31)	(7)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(4)	(3)
Balance at end of period, assets	209	209	162
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			(7)
Bank | Recurring basis | Other intangible assets | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(31)
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,846	1,543
Transfers in, assets		1,432	102
Transfers out, assets		(383)	(178)
Purchases, assets		2,400	938
Sales, assets		(2,260)	(808)
Issuances, assets		282	290
Settlements, assets		(543)	(178)
Gain (loss) on transfers in/out included in trading revenues, assets		16	0
Gain (loss) on all other activity included in trading revenues, assets		(60)	24
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(149)	(15)
Balance at end of period, assets	2,581	2,581	1,718
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(6)	0
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,619	1,235
Transfers in, assets		1,409	96
Transfers out, assets		(339)	(125)
Purchases, assets		2,373	903
Sales, assets		(2,259)	(805)
Issuances, assets		282	290
Settlements, assets		(543)	(178)
Gain (loss) on transfers in/out included in trading revenues, assets		(8)	1
Gain (loss) on all other activity included in trading revenues, assets		(87)	45
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(143)	(13)
Balance at end of period, assets	2,304	2,304	1,449
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(87)	10
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		16,334	16,349
Transfers in, assets		4,564	1,151
Transfers out, assets		(2,260)	(2,200)
Purchases, assets		7,306	9,830
Sales, assets		(7,504)	(10,569)
Issuances, assets		2,314	1,615
Settlements, assets		(2,737)	(1,742)
Gain (loss) on transfers in/out included in trading revenues, assets		223	(67)
Gain (loss) on all other activity included in trading revenues, assets		495	865
Gain (loss) on transfers in/out included in other revenues, assets		(1)	0
Gain (loss) on all other activity included in other revenues, assets		(50)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		(575)	(163)
Balance at end of period, assets	SFr 18,109	18,109	15,068
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		SFr 781	SFr 940
Bank | Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)					SFr 119